S-K 1603(a)(9) Restrictions on Selling Securities - Sponsor [Member]	Apr. 06, 2026
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) six months after the completion of A Paradise’s initial business combination, or (B) the date on which the closing price of A Paradise’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after A Paradise’s initial business combination, or earlier, if, subsequent to the initial business combination, A Paradise consummates a liquidation, merger, share exchange or other similar transaction which results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	The SponsorClaudius TsangNathan PauAshley BancroftTracy Hui Yin Choi
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]
Transfers permitted (a) to A Paradise’s or CCM’s officers, directors, advisors or consultants, any affiliate or family member of any of A Paradise’s or CCM’s officers, directors, advisors or consultants, any members or partners of the Sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the Sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the period of time to consummate a Business Combination or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from the Sponsor or CCM to its respective members, partners or shareholders pursuant to the Sponsor’s or CCM’s limited liability company agreement or other charter documents;
(g) by virtue of the laws of the BVI or the Sponsor’s memorandum and articles of association (as may be amended) upon dissolution of the Sponsor or upon dissolution of CCM, (h) in the event of A Paradise’s liquidation prior to the consummation of an initial business combination; (i) in the event that, subsequent to A Paradise’s consummation of an initial business combination, A Paradise completes a liquidation, merger, share exchange or other similar transaction which results in all of A Paradise’s shareholders having the right to exchange their public shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	after the completion of A Paradise’s initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	The Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.
Other Units, Rights, Or Ordinary Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after A Paradise’s IPO
SPAC Sponsor, Persons and Entities Subject to Restrictions	The Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. The Sponsor, A Paradise’s officers and directors are also subject to separate transfer restrictions on their founder shares and Private Placement Units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.
Founders Shares And Private Placement Units Per SEA and BCA [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]
Pursuant to the Sponsor Equity Agreement, for the period that is 90 days from Closing of the Business Combination, the Sponsor shall not transfer any share of capital stock, equity or any securities of A Paradise or Enhanced without Apeiron’s written consent. Such lock-up does not permit early price-based releases.
A period of 12 months following the Closing Date, subject to customary exceptions, and price-based releases pursuant to which, if the last reported sale price of the Enhanced Group Class A common stock equals or exceeds $20.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after May 24, 2026, Enhanced Group shall have the right (but not the obligation) to release the Sponsor and cause the Sponsor to be released from its lockup obligations.

SPAC Sponsor, Persons and Entities Subject to Restrictions	The SponsorClaudius Tsang Nathan Pau Ashley Bancroft Tracy Hui Yin Choi
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to any Person beneficially owning any equity interest in the Sponsor as of November 26, 2025 and any Affiliate of the Sponsor.